Investments (Debt Service Coverage Of Commercial Mortgage Loans By Property Type III (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Commercial mortgage loans, recorded investment	$ 6,140	$ 6,772
% of total	100.00%	100.00%
Fixed Rate Restricted Commercial Mortgage Loans
Commercial mortgage loans, recorded investment	413	509
% of total	100.00%	100.00%
Weighted-average loan-to-value	41.00%	43.00%
Less Than 1.00 | Fixed Rate Restricted Commercial Mortgage Loans
Commercial mortgage loans, recorded investment	44	39
% of total	10.00%	8.00%
Weighted-average loan-to-value	73.00%	65.00%
1.00 - 1.25 | Fixed Rate Restricted Commercial Mortgage Loans
Commercial mortgage loans, recorded investment	64	50
% of total	16.00%	10.00%
Weighted-average loan-to-value	48.00%	55.00%
1.26 - 1.50 | Fixed Rate Restricted Commercial Mortgage Loans
Commercial mortgage loans, recorded investment	81	117
% of total	20.00%	23.00%
Weighted-average loan-to-value	39.00%	42.00%
1.51 - 2.00 | Fixed Rate Restricted Commercial Mortgage Loans
Commercial mortgage loans, recorded investment	146	209
% of total	35.00%	41.00%
Weighted-average loan-to-value	36.00%	41.00%
Greater Than 2.00 | Fixed Rate Restricted Commercial Mortgage Loans
Commercial mortgage loans, recorded investment	78	94
% of total	19.00%	18.00%
Weighted-average loan-to-value	28.00%	31.00%
Retail
Commercial mortgage loans, recorded investment	1,898	1,974
% of total	31.00%	29.00%
Retail | Fixed Rate Restricted Commercial Mortgage Loans
Commercial mortgage loans, recorded investment	161	182
Retail | Less Than 1.00 | Fixed Rate Restricted Commercial Mortgage Loans
Commercial mortgage loans, recorded investment	5	14
Retail | 1.00 - 1.25 | Fixed Rate Restricted Commercial Mortgage Loans
Commercial mortgage loans, recorded investment	17	6
Retail | 1.26 - 1.50 | Fixed Rate Restricted Commercial Mortgage Loans
Commercial mortgage loans, recorded investment	49	52
Retail | 1.51 - 2.00 | Fixed Rate Restricted Commercial Mortgage Loans
Commercial mortgage loans, recorded investment	62	77
Retail | Greater Than 2.00 | Fixed Rate Restricted Commercial Mortgage Loans
Commercial mortgage loans, recorded investment	28	33
Industrial
Commercial mortgage loans, recorded investment	1,707	1,788
% of total	28.00%	26.00%
Industrial | Fixed Rate Restricted Commercial Mortgage Loans
Commercial mortgage loans, recorded investment	99	124
Industrial | Less Than 1.00 | Fixed Rate Restricted Commercial Mortgage Loans
Commercial mortgage loans, recorded investment	15	11
Industrial | 1.00 - 1.25 | Fixed Rate Restricted Commercial Mortgage Loans
Commercial mortgage loans, recorded investment	10	9
Industrial | 1.26 - 1.50 | Fixed Rate Restricted Commercial Mortgage Loans
Commercial mortgage loans, recorded investment	21	25
Industrial | 1.51 - 2.00 | Fixed Rate Restricted Commercial Mortgage Loans
Commercial mortgage loans, recorded investment	23	50
Industrial | Greater Than 2.00 | Fixed Rate Restricted Commercial Mortgage Loans
Commercial mortgage loans, recorded investment	30	29
Office
Commercial mortgage loans, recorded investment	1,590	1,850
% of total	26.00%	27.00%
Office | Fixed Rate Restricted Commercial Mortgage Loans
Commercial mortgage loans, recorded investment	86	117
Office | Less Than 1.00 | Fixed Rate Restricted Commercial Mortgage Loans
Commercial mortgage loans, recorded investment	12	14
Office | 1.00 - 1.25 | Fixed Rate Restricted Commercial Mortgage Loans
Commercial mortgage loans, recorded investment	23	14
Office | 1.26 - 1.50 | Fixed Rate Restricted Commercial Mortgage Loans
Commercial mortgage loans, recorded investment	4	23
Office | 1.51 - 2.00 | Fixed Rate Restricted Commercial Mortgage Loans
Commercial mortgage loans, recorded investment	37	45
Office | Greater Than 2.00 | Fixed Rate Restricted Commercial Mortgage Loans
Commercial mortgage loans, recorded investment	10	21
Apartments
Commercial mortgage loans, recorded investment	641	725
% of total	10.00%	11.00%
Apartments | Fixed Rate Restricted Commercial Mortgage Loans
Commercial mortgage loans, recorded investment	60	64
Apartments | Less Than 1.00 | Fixed Rate Restricted Commercial Mortgage Loans
Commercial mortgage loans, recorded investment	12
Apartments | 1.00 - 1.25 | Fixed Rate Restricted Commercial Mortgage Loans
Commercial mortgage loans, recorded investment	14	21
Apartments | 1.26 - 1.50 | Fixed Rate Restricted Commercial Mortgage Loans
Commercial mortgage loans, recorded investment	7	10
Apartments | 1.51 - 2.00 | Fixed Rate Restricted Commercial Mortgage Loans
Commercial mortgage loans, recorded investment	22	26
Apartments | Greater Than 2.00 | Fixed Rate Restricted Commercial Mortgage Loans
Commercial mortgage loans, recorded investment	5	7
Mixed Use/Other
Commercial mortgage loans, recorded investment	304	435
% of total	5.00%	7.00%
Mixed Use/Other | Fixed Rate Restricted Commercial Mortgage Loans
Commercial mortgage loans, recorded investment	7	22
Mixed Use/Other | 1.26 - 1.50 | Fixed Rate Restricted Commercial Mortgage Loans
Commercial mortgage loans, recorded investment		7
Mixed Use/Other | 1.51 - 2.00 | Fixed Rate Restricted Commercial Mortgage Loans
Commercial mortgage loans, recorded investment	2	11
Mixed Use/Other | Greater Than 2.00 | Fixed Rate Restricted Commercial Mortgage Loans
Commercial mortgage loans, recorded investment	$ 5	$ 4